CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Common stock, issued shares	30,592,423	31,306,692
Common stock, outstanding shares	30,592,423	31,306,692
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Treasury stock, shares	716,313	877,559